                              BLACKROCK FUNDS SM

                    THE EQUITY PORTFOLIOS/INVESTOR CLASSES

                SUPPLEMENT TO PROSPECTUS DATED JANUARY 28, 1999

BLACKROCK INTERNATIONAL EMERGING MARKETS PORTFOLIO

Fund Management

The section "Fund Management" on page 57 has been amended to read in its entirety as follows:

  The fund is managed by Nigel Barry, Managing Director and portfolio manager of BlackRock International, Ltd. (BIL) since 1996. Prior to joining BIL in 1996, Mr. Barry was a Director and head of the Pacific Basin desk at Dunedin Fund Managers Ltd. Mr. Barry has been a member of the fund's man-agement team since 1996 and has been fund manager since April 1999.

BLACKROCK INTERNATIONAL SMALL CAP EQUITY PORTFOLIO

Primary Investment Strategies

The first four paragraphs in the section "Primary Investment Strategies" on page 59 have been amended to read in their entirety as follows:

  In pursuit of this goal, the fund manager invests primarily in small cap stocks (capitalization of less than $2 billion) of foreign issuers in coun-tries included in the Salomon Brothers Extended Markets World Ex-U.S. Index. The fund normally invests at least 65% of its total assets in the equity securities issued by these companies and normally invests at least 80% of its total assets in equity securities. The manager may invest up to 20% of the portfolio in stocks of issuers in emerging market countries. The fund primarily buys common stock but can also invest in preferred stock and securities convertible into common and preferred securities.

  The manager initially screens for "growth" stocks from the universe of com-panies described above. The manager uses fundamental analysis to examine each company for financial strength before deciding to purchase the stock.

  The fund can invest more than 25% of its assets in securities whose issuers are located in Japan, the United Kingdom, France or Germany.

  The fund generally will sell a stock when, in the fund manager's opinion, there is a deterioration in the company's fundamentals, the company fails to meet performance expectations or the stock's relative price momentum declines meaningfully.




   ADDITIONAL IMPORTANT
       DEFINITIONS


 Earnings Growth: The
 increased rate of
 growth in a company's
 earnings per share from
 period to period. Secu-
 rity analysts attempt
 to identify companies
 with earnings growth
 potential because a
 pattern of earnings
 growth generally causes
 share prices to
 increase.

 Fundamental Analysis: A
 method of stock market
 analysis that concen-
 trates on "fundamental"
 information about the
 company (such as its
 income statement, bal-
 ance sheet, earnings
 and sales history,
 products and manage-
 ment) to attempt to
 forecast future stock
 value.

 Growth Companies: All
 stocks are generally
 divided into the cate-
 gories of "growth" or
 "value," although there
 are times when a growth
 fund and value fund may
 own the same stock.
 Growth stocks are com-
 panies whose earnings
 growth potential
 appears to the manager
 to be greater than the
 market in general and
 whose growth in revenue
 is expected to continue
 for an extended period.
 These stocks typically
 pay relatively low div-
 idends and sell at rel-
 atively high prices.
 Value stocks are compa-
 nies that appear to the
 manager to be underval-
 ued by the market as
 measured by certain
 financial formulas.

 Small Capitalization
 Companies: The fund
 defines these companies
 as those with total
 market capitalization
 under $2 billion. Capi-
 talization refers to
 the market value of the
 company and is calcu-
 lated by multiplying
 the number of shares
 outstanding by the cur-
 rent price per share.

Key Risks

The sixth and ninth paragraphs in the section "Key Risks" on page 61 have been amended to read in their entirety as follows:

  While the fund manager chooses stocks he believes have above-average earn-ings growth potential, there is no guarantee that the shares will increase in value.

  The fund may, from time to time, invest more than 25% of its assets in securities whose issuers are located in Japan, the United Kingdom, France or Germany. These investments would make the fund more dependent upon the political and economic circumstances of those countries than a mutual fund that owns stocks of companies in many countries. For example, the Japanese economy (especially Japanese banks, securities firms and insurance compa-nies) has experienced considerable difficulty recently. In addition, the Japanese Yen has gone up and down in value versus the U.S. Dollar. Japan may also be affected by recent turmoil in other Asian countries. Similarly, the ability to concentrate in the U.K., France and Germany may make the fund's performance more dependent on developments affecting those coun-tries, such as the introduction of the Euro.

Fund Management

The section "Fund Management" on page 65 has been amended to read in its entirety as follows:

  The fund is co-managed by William J. Wykle and Thomas Callan.

  William J. Wykle has been a Managing Director with BlackRock Advisors, Inc. since 1999, a Managing Director with BlackRock Financial Management, Inc. since 1995 and an investment manager for PNC Bank from 1986 to 1995. He has co-managed the fund since April 1999.

  Thomas Callan has been a Managing Director with BlackRock Advisors, Inc. since 1999, a Managing Director with BlackRock Financial Management, Inc. since 1996 and served as an equity analyst for PNC Bank from 1993-1996. He has co-managed the fund since April 1999.

BLACKROCK INDEX EQUITY PORTFOLIO

Annual Fund Operating Expenses

The Annual Fund Operating Expenses Table on page 77 has been amended to read in its entirety as follows:

Annual Fund Operating Expenses*
(Expenses that are deducted from fund assets)

                               A Shares B Shares C Shares
Advisory Fees                   .025%     .025%    .025%
Distribution and service
 (12b-1) fees                    .50%     1.15%    1.15%
Other expenses                  .385%     .385%    .385%
Total annual fund operating
 expenses                        .91%     1.56%    1.56%
Fee waivers and expense
 reimbursements**               .125%     .025%    .025%
Net Expenses**                  .785%    1.535%   1.535%

  * The Annual Fund Operating Expenses table and the Example reflect the expenses of both the Index Equity and Index Master Portfolios.
 ** BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit certain (but not all) fund expenses for the next year. The fund may have to repay these waivers and reimbursements to BlackRock in the following two years if the repayment can be made within these expense limits. In addition, BlackRock Distributors, Inc., the fund's distributor, has contractually agreed to waive 12b-1 distribution fees on Investor A Shares in the amount of .095% of average daily net assets (otherwise payable at the maximum annual rate of .10% of average daily net assets) for the next year. "Net Expenses" in the table have been restated to reflect these waivers and reimbursements. "Other expenses" are expected to be .35%, .35% and .35%, and "Net Expenses" are expected not to exceed .75%, 1.50% and 1.50% for A Shares, B Shares and C Shares, respectively. This is because BlackRock and another of the Company's service providers have volunteered not to collect a portion of their fees. BlackRock and this service provider may end this arrangement at any time.

Example

The expense example on page 78 has been amended to read in its entirety as fol-lows:

                 1 Year 3 Years 5 Years 10 Years
A Shares*         $378   $569   $  777  $1,375
B Shares**
   Redemption     $606   $840   $1,048  $1,680***
B Shares
   No Redemption  $156   $490   $  848  $1,680***
C Shares**
   Redemption     $256   $490   $  848  $1,854
C Shares
   No Redemption  $156   $490   $  848  $1,854

  *Reflects imposition of sales charge.
 **Reflects deduction of CDSC.
***Based on the conversion of Investor B Shares to Investor A Shares after eight years.

Annual Fund Operating Expenses

The footnote to the Annual Fund Operating Expenses table regarding waivers for each of the funds appearing on pages 6, 13, 20, 27, 33, 40, 48, 56, 65, 71, 84 and 90 has been amended to read in its entirety as follows:

  BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit certain (but not all) fund expenses for the next year. The fund may have to repay these waivers and reimbursements to BlackRock in the following two years if the repayment can be made within these expense limits. In addition, BlackRock Distributors, Inc., the fund's distributor, has contractually agreed to waive 12b-1 distribution fees on Investor A Shares in the amount of .095% of average daily net assets (otherwise payable at the maximum annual rate of .10% of average daily net assets) for the next year. "Net Expenses" in the table have been restated to reflect these waivers and reimbursements.

This Supplement is dated July 20, 1999.

                               BLACKROCK FUNDS SM

                      THE BOND PORTFOLIOS/INVESTOR CLASSES

                SUPPLEMENT TO PROSPECTUS DATED JANUARY 28, 1999

BlackRock Low Duration Bond Portfolio

Fund Management

The section "Fund Management" on page 8 has been amended to read in its entirety as follows:

  The fund is managed by a team of investment professionals at BlackRock Financial Management, Inc. (BFM), including the following individuals who have day-to-day responsibility: Scott Amero, Managing Director of BFM since 1990, Keith Anderson, Managing Director of BFM since 1988 and Rajiv Sobti, Managing Director of BFM since March 1998. Prior to joining BFM, Rajiv Sobti was a Managing Director and head of Quantitative Research with Don-aldson Lufkin & Jenrette for 12 years. Scott Amero has been a member of the team managing the fund since 1992, Keith Anderson since 1992 and Rajiv Sobti since 1998. Scott Amero has been a portfolio co-manager since incep-tion, Keith Anderson since 1999 and Rajiv Sobti since 1999.

BlackRock Intermediate Government Bond Portfolio

Fund Management

The section "Fund Management" on page 15 has been amended to read in its entirety as follows:

  The fund is managed by a team of investment professionals at BlackRock Financial Management, Inc. (BFM), including the following individuals who have day-to-day responsibility: Scott Amero, Managing Director of BFM since 1990, Keith Anderson, Managing Director of BFM since 1988 and Rajiv Sobti, Managing Director of BFM since March 1998. Prior to joining BFM, Rajiv Sobti was a Managing Director and head of Quantitative Research with Don-aldson Lufkin & Jenrette for 12 years. Scott Amero has been a member of the team managing the fund since 1995, Keith Anderson since 1995 and Rajiv Sobti since 1998. Scott Amero has been a portfolio co-manager since 1995, Keith Anderson since 1999 and Rajiv Sobti since 1999.

BlackRock Intermediate Bond Portfolio

Fund Management

The section "Fund Management" on page 22 has been amended to read in its entirety as follows:

  The fund is managed by a team of investment professionals at BlackRock Financial Management, Inc. (BFM), including the following individuals who have day-to-day responsibility: Scott Amero, Managing Director of BFM since 1990, Keith Anderson, Managing Director of BFM since 1988 and Rajiv Sobti, Managing Director of BFM since March 1998. Prior to joining BFM, Rajiv Sobti was a Managing Director and head of Quantitative Research with Don-aldson Lufkin & Jenrette for 12 years. Scott Amero has been a member of the team managing the fund since 1995, Keith Anderson since 1995 and Rajiv Sobti since 1998. Scott Amero has been a portfolio co-manager since 1995, Keith Anderson since 1999 and Rajiv Sobti since 1999.

BlackRock Core Bond Portfolio

Fund Management

The section "Fund Management" on page 29 has been amended to read in its entirety as follows:

  The fund is managed by a team of investment professionals at BlackRock Financial Management, Inc. (BFM), including the following individuals who have day-to-day responsibility: Keith Anderson, Managing Director of BFM since 1988, Scott Amero, Managing Director of BFM since 1990 and Rajiv Sobti, Managing Director of BFM since March 1998. Prior to joining BFM, Rajiv Sobti was a Managing Director and head of Quantitative Research with Donaldson Lufkin & Jenrette for 12 years. Keith Anderson has been a member of the team managing the fund since 1997, Scott Amero since 1992 and Rajiv Sobti since 1998. Keith Anderson has been a portfolio co-manager since 1997, Scott Amero since 1999 and Rajiv Sobti since 1999.

BlackRock Government Income Portfolio

Fund Management

The section "Fund Management" on page 36 has been amended to read in its entirety as follows:

  The fund is managed by a team of investment professionals at BlackRock Financial Management, Inc. (BFM), including the following individuals who have day-to-day responsibility: Rajiv Sobti, Managing Director of BFM since March 1998 and Andrew Phillips, Managing Director of BFM since 1991. Prior to joining BFM, Rajiv Sobti was a Managing Director and head of Quantita-tive Research with Donaldson Lufkin & Jenrette for 12 years. Rajiv Sobti has been a member of the team managing the fund since 1998 and Andrew Phil-lips since 1995. Both have been portfolio co-managers since 1999.

BlackRock GNMA Portfolio

Fund Management

The section "Fund Management" on page 44 has been amended to read in its entirety as follows:

  The fund is managed by a team of investment professionals at BlackRock Financial Management, Inc. (BFM), including the following individuals who have day-to-day responsibility: Rajiv Sobti, Managing Director of BFM since March 1998 and Andrew Phillips, Managing Director of BFM since 1991. Prior to joining BFM, Rajiv Sobti was a Managing Director and head of Quantita-tive Research with Donaldson Lufkin & Jenrette for 12 years. Rajiv Sobti and Andrew Phillips have been members of the team managing the fund since 1998 and portfolio co-managers since 1999.

BlackRock Managed Income Portfolio

Fund Management

The section "Fund Management" on page 50 has been amended to read in its entirety as follows:

  The fund is managed by a team of investment professionals at BlackRock Financial Management, Inc. (BFM), including the following individuals who have day-to-day responsibility: Keith Anderson, Managing Director of BFM since 1988, Scott Amero, Managing Director of BFM since 1990 and Rajiv Sobti, Managing Director of BFM since March 1998. Prior to joining BFM, Rajiv Sobti was a Managing Director and head of Quantitative Research with Donaldson
2

  Lufkin & Jenrette for 12 years. Keith Anderson has been a member of the team managing the fund since 1997, Scott Amero since 1990 and Rajiv Sobti since 1998. Keith Anderson has been a portfolio co-manager since 1997, Scott Amero since 1999 and Rajiv Sobti since 1999.

BlackRock International Bond Portfolio

Fund Management

The section "Fund Management" on page 58 has been amended to read in its entirety as follows:

  The fund is managed by a team of investment professionals at BlackRock Financial Management, Inc. (BFM), including the following individuals who have day-to-day responsibility: Andrew Gordon, Managing Director of BFM since 1996 and Keith Anderson, Managing Director of BFM since 1988. Prior to joining BFM, Andrew Gordon was responsible for non-dollar (internation-al) research at Barclay Investments from 1994 to 1996 and at CS First Bos-ton from 1986 to 1994. Andrew Gordon has been a member of the team managing the fund since 1997 and Keith Anderson since 1996. Andrew Gordon has been a portfolio co-manager since 1997 and Keith Anderson since 1999.

BlackRock High Yield Bond Portfolio

Fund Management

The section "Fund Management" on page 66 has been amended to read in its entirety as follows:

  The fund is managed by a team of investment professionals at BlackRock Financial Management, Inc. (BFM), including the following individuals who have day-to-day responsibility: Dennis Schaney and Michael Buchanan. Dennis Schaney is co-leader of the High Yield Team and a Managing Director of BFM since February 1998. Prior to joining BFM, he was a Managing Director in the Global Fixed Income Research and Economics Department of Merrill Lynch for nine years. Michael Buchanan, co-leader of the High Yield Team, has served as Director of BFM since June 1998. Prior to joining BFM, Michael Buchanan was Vice President of Investments at Conseco Capital Management where he was a portfolio manager responsible for high yield debt, bank loan, and emerging markets debt trading. Dennis Schaney and Michael Buchanan have been members of the team managing the fund since inception. Dennis Schaney has been a portfolio co-manager since inception and Michael Buchanan since 1999.

Annual Fund Operating Expenses

The footnote to the Annual Fund Operating Expenses table regarding waivers for each of the funds appearing on pages 8, 15, 21, 28, 35, 43, 50, 57, 65, 72, 81,
89, 97, 105 and 113 has been amended to read in its entirety as follows:

  BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit certain (but not all) fund expenses for the next year. The fund may have to repay these waivers and reimbursements to BlackRock in the following two years if the repayment can be made within these expense limits. In addition, BlackRock Distributors, Inc., the fund's distributor, has contractually agreed to waive 12b-1 distribution fees on Investor A Shares in the amount of .095% of average daily net assets (otherwise payable at the maximum annual rate of .10% of average daily net assets) for the next year. "Net Expenses" in the table have been restated to reflect these waivers and reimbursements.

This supplement is dated July 20, 1999.
                                                                             3